Accounts receivable	12 Months Ended
Oct. 31, 2021
Trade and other current receivables [abstract]
Accounts receivable	Accounts receivable

Aging Summary	October 31, 2021	October 31, 2020
	$	$

Current	3,181,294	540,824
1-30 days	310,818	—
31-60 days	120,604	21,455
61-90 days	18,477	—
91 days and over	441,508	9,021
	4,072,701	571,300

For product sales, the Company estimates the amount of consideration to which it expects to be entitled under provisional pricing arrangements. For the twelve months ended October 31, 2021, the fair value gain arising from changes in estimates was $805,789 (twelve months ended October 31, 2020: Nil).
An insignificant portion of the receivables relate to services revenue which are initially measured at fair value and subsequently at amortized cost. For the period ended October 31, 2021 and 2020, the Company has assessed an allowance for credit loss of $nil for service-related receivables based on its past experience, the credit ratings of its existing customers and economic trends.

	October 31, 2021	October 31, 2020
	$	$
Harmonized Sales Taxes receivable	379,814	274,998
Other receivables	593,331	43,931
	973,145	318,929